2. BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Notes
2. BASIS OF PRESENTATION

2.        BASIS OF PRESENTATION

a)        Statement of Compliance and basis of presentation

The consolidated financial statements for the year ended December 31, 2018 have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

b)        Basis of presentation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs, modified where applicable. The significant accounting policies are presented in Note 3 and have been consistently applied in each of the periods presented. The consolidated financial statements are presented in Canadian dollars, which is also the Company’s functional currency, unless other indicated.

The preparation of consolidated financial statements in accordance with IFRS requires the Company’s management to make estimates, judgments and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes to the consolidated financial statements. The areas involving a higher degree of judgment and complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3(m). Actual results might differ from these estimates. The Company’s management reviews these estimates and underlying judgments on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the year in which the estimates are revised.

c)        Basis of consolidation

Consolidated financial statements include the assets, liabilities and results of operations of all entities controlled by the Company. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated in preparing the Company’s the consolidated financial statements.  Where control of an entity is obtained during a financial year, its results are included in the consolidated statements of comprehensive loss from the date on which control commences. Where control of an entity ceases during a financial year, its results are included for that part of the year during which control exists.

These consolidated financial statements include the accounts of the Company and its controlled wholly owned subsidiaries, Vanc Marine Pharmaceuticals Inc. and HealthTab Inc.

d)        Accounting standards issued, but not yet in effective

The following is an overview of accounting standard changes that the Company will be required to adopt in future years.

IFRS 16 – Leases

IFRS 16 specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee The IASB issued IFRS 16, Leases, in January 2016, which replaces the current guidance in IAS 17. Under IAS 17, lessees were required to make a distinction between a finance lease and an operating lease. IFRS 16 requires lessees to recognize a lease liability reflecting future lease payments and a “right-of-use asset” for virtually all lease contracts. The IASB has included an optional exemption for certain short-term leases and leases of low-value assets. IFRS 16 is effective for annual periods beginning on or after January 1, 2019.

The Company expects that the impact IFRS 16 will have on its consolidated financial statements is to record a right-of-use asset with an offsetting liability for its existing leases, as well as additional disclosure.

The Company estimates the value of the right-of-use asset and corresponding lease liability to be approximately $100,000 on recognition.

Other new standards or amendments are either not applicable or not expected to have a significant impact on the Company’s consolidated financial statements.